Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Newbuilding contract price installment	$ 1,419,475	$ 29,328,882	$ 3,605,900	$ 57,484,350
Handysize Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings	1		4
Containerships
Property Plant And Equipment [Line Items]
Number of newbuildings	2		2
Newbuildings
Property Plant And Equipment [Line Items]
Aggregate newbuilidng contract installments remaining		$ 115,391,544